Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2025
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
STP-SUSTK-0626-102 1.990957.102	June 12, 2026
Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ASTP-SUSTK-0626-105 1.9881436.105	June 12, 2026